Intangible assets (Tables)	9 Months Ended
Sep. 30, 2025
Intangible assets other than goodwill [abstract]
Disclosure of reconciliation of intangible assets

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
GROSS VALUES
AS OF DECEMBER 31, 2023	120	24	6,529	6,673
Acquisition	—	3	—	3
Disposal	—	—	—	—
AS OF SEPTEMBER 30, 2024	120	27	6,529	6,677

GROSS VALUES
AS OF DECEMBER 31, 2024	120	27	6,529	6,677
Acquisition	—	—	—	—
Disposal	—	—	—	—
AS OF SEPTEMBER 30, 2025	120	27	6,529	6,677

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
AMORTIZATION
AS OF DECEMBER 31, 2023	(45)	(24)	—	(70)
Increase	—	—	—	—
Disposal	—	—	—	—
AS OF SEPTEMBER 30, 2024	(45)	(25)	—	(70)

AS OF DECEMBER 31, 2024	(45)	(25)	—	(70)
Increase	—	(1)	—	(1)
Disposal	—	—	—	—
AS OF SEPTEMBER 30, 2025	(45)	(26)	—	(71)

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
NET BOOK VALUES
AS OF SEPTEMBER 30, 2024	$75	3	6,529	6,607
AS OF DECEMBER 31, 2024	$75	3	6,529	6,606
AS OF SEPTEMBER 30, 2025	$75	2	6,529	6,606